Related Party Transactions - Transactions and balances with Cool Company Ltd and Subsidiaries (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2022 USD ($) subsidiary carrier	Sep. 30, 2021 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Administrative expenses	$ 30,509	$ 25,968
Due from (to) related party	$ 3,512			$ 3,484
Golar Ice And Golar Kelvin
Related Party Transaction [Line Items]
Number of disposed subsidiaries agreed to remain as guarantor of payment obligations | subsidiary	2
Number of carriers | carrier	2
CoolCo | Lease obligations
Related Party Transaction [Line Items]
Guaranty liabilities	$ 218,600
Debt Guarantee Percentage | CoolCo
Related Party Transaction [Line Items]
Related party transaction rate	0.50%
CoolCo
Related Party Transaction [Line Items]
Total	$ 1,181
Due from (to) related party	4,348
CoolCo | Management and administrative services revenue
Related Party Transaction [Line Items]
Revenue from related parties	2,217
CoolCo | Ship management fees
Related Party Transaction [Line Items]
Revenue from related parties	1,249
Costs and expenses, related party	(2,934)
CoolCo | Ship management fees | Golar Artic And Golar Tundra
Related Party Transaction [Line Items]
Costs and expenses, related party	(300)
CoolCo | Ship management fees | Hilli
Related Party Transaction [Line Items]
Costs and expenses, related party	(100)
CoolCo | Ship management fees | LNG Croatia and NFE's fleet
Related Party Transaction [Line Items]
Costs and expenses, related party	(2,600)
CoolCo | Ship management fees | NFE's fleet
Related Party Transaction [Line Items]
Administrative expenses	2,400
CoolCo | Debt guarantee compensation
Related Party Transaction [Line Items]
Compensation amount	563
CoolCo | Commitment fee on short term loan
Related Party Transaction [Line Items]
Compensation amount	86
CoolCo | Loan to related party
Related Party Transaction [Line Items]
Notes receivable, related party	$ 25,000		$ 25,000
Related party transaction rate	5.00%
Debt instrument, term	2 years
Annual commitment fee	0.50%